SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Exercisable	$ 3.94	$ 8.54	$ 8.43
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Exercise Price Per Share	$ 16.50	$ 16.50
Outstanding Options, shares	60,000	60,000
Outstanding Options, Life (Years)	2 years 10 months 13 days	3 years 7 months 9 days
Exercisable Options, Weighted Average Exercise Price	$ 16.50	$ 16.50
Exercisable Options, Shares	54,167	44,167
Weighted Average Exercise Price, Exercisable	$ 16.50	$ 16.50
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Exercise Price Per Share	$ 4.80	$ 4.80
Outstanding Options, shares	83,333	83,333
Outstanding Options, Life (Years)	3 years 3 months	3 years 11 months 26 days
Exercisable Options, Weighted Average Exercise Price	$ 4.80	$ 4.80
Exercisable Options, Shares	83,333	83,333
Weighted Average Exercise Price, Exercisable	$ 4.80	$ 4.80
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Exercise Price Per Share	$ 5.55	$ 5.55
Outstanding Options, shares	13,333	13,333
Outstanding Options, Life (Years)	1 year 9 months 10 days	2 years 6 months 10 days
Exercisable Options, Weighted Average Exercise Price	$ 5.55	$ 5.55
Exercisable Options, Shares	13,333	13,333
Weighted Average Exercise Price, Exercisable	$ 5.55	$ 5.55